Commitments and Contingencies (Details)	3 Months Ended
Mar. 31, 2021 shares
Commitments and Contingencies.
Threshold Number of Days for Registration Statement to Become Effective	45 days
Maximum number of additional shares to be issued | shares	4,500,000